Taxes	12 Months Ended
Jan. 31, 2015
Income Tax Disclosure [Abstract]
Income tax disclosure
Taxes
Income from Continuing Operations
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
U.S.	$18,610	$19,412	$19,352
Non-U.S.	6,189	5,244	6,310
Total income from continuing operations before income taxes	$24,799	$24,656	$25,662

A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Current:
U.S. federal	$6,165	$6,377	$5,611
U.S. state and local	810	719	622
International	1,529	1,523	1,743
Total current tax provision	8,504	8,619	7,976
Deferred:
U.S. federal	(387)	(72)	38
U.S. state and local	(55)	37	(8)
International	(77)	(479)	(48)
Total deferred tax expense (benefit)	(519)	(514)	(18)
Total provision for income taxes	$7,985	$8,105	$7,958

Effective Income Tax Rate Reconciliation
The Company's effective income tax rate is typically lower than the U.S. statutory tax rate primarily because of benefits from lower-taxed global operations, including the use of global funding structures and certain U.S. tax credits as further discussed in the "Cash and Cash Equivalents" section of the Company's significant accounting policies in Note 1. The Company's non-U.S. income is generally subject to local country tax rates that are below the 35% U.S. statutory tax rate. Certain non-U.S. earnings have been indefinitely reinvested outside the U.S. and are not subject to current U.S. income tax. A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2015	2014	2013
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.8%	2.0%	1.7%
Income taxed outside the U.S.	(2.7)%	(2.8)%	(2.6)%
Net impact of repatriated international earnings	(1.5)%	(1.4)%	(2.5)%
Other, net	(0.4)%	0.1%	(0.6)%
Effective income tax rate	32.2%	32.9%	31.0%

Deferred Taxes
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2015	2014
Deferred tax assets:
Loss and tax credit carryforwards	$3,255	$3,566
Accrued liabilities	3,395	2,986
Share-based compensation	184	126
Other	1,119	1,573
Total deferred tax assets	7,953	8,251
Valuation allowances	(1,504)	(1,801)
Deferred tax assets, net of valuation allowance	6,449	6,450
Deferred tax liabilities:
Property and equipment	5,972	6,295
Inventories	1,825	1,641
Other	1,618	1,827
Total deferred tax liabilities	9,415	9,763
Net deferred tax liabilities	$2,966	$3,313

The deferred taxes are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2015	2014
Balance Sheet classification:
Assets:
Prepaid expenses and other	$728	$822
Other assets and deferred charges	1,033	1,151
Asset subtotals	1,761	1,973
Liabilities:
Accrued liabilities	56	176
Deferred income taxes and other	4,671	5,110
Liability subtotals	4,727	5,286
Net deferred tax liabilities	$2,966	$3,313

Unremitted Earnings
U.S. income taxes have not been provided on accumulated but undistributed earnings of the Company's international subsidiaries of approximately $23.3 billion and $21.4 billion as of January 31, 2015 and 2014, respectively, as the Company intends to permanently reinvest these amounts outside of the U.S. However, if any portion were to be distributed, the related U.S. tax liability may be reduced by foreign income taxes paid on those earnings. Determination of the unrecognized deferred tax liability related to these undistributed earnings is not practicable because of the complexities with its hypothetical calculation. The Company provides deferred or current income taxes on earnings of international subsidiaries in the period that the Company determines it will remit those earnings.
Net Operating Losses, Tax Credit Carryforwards and Valuation Allowances
At January 31, 2015, the Company had net operating loss and capital loss carryforwards totaling approximately $5.6 billion. Of these carryforwards, approximately $2.9 billion will expire, if not utilized, in various years through 2033. The remaining carryforwards have no expiration. At January 31, 2015, the Company had foreign tax credit carryforwards of $2.0 billion, which will expire in various years through 2025, if not utilized.
The recoverability of these future tax deductions and credits is evaluated by assessing the adequacy of future expected taxable income from all sources, including taxable income in prior carryback years, reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent management does not consider it more likely than not that a deferred tax asset will be realized, a valuation allowance is established. If a valuation allowance has been established and management subsequently determines that it is more likely than not that the deferred tax assets will be realized, the valuation allowance is released.
As of January 31, 2015 and 2014, the Company had valuation allowances recorded of approximately $1.5 billion and $1.8 billion, respectively, on deferred tax assets associated primarily with net operating loss carryforwards for which management has determined it is more likely than not that the deferred tax asset will not be realized. The $0.3 billion net decrease in the valuation allowance during fiscal 2015 related to releases arising from the use of deferred tax assets, changes in judgment regarding the future realization of deferred tax assets, increases from certain net operating losses and deductible temporary differences arising in fiscal 2015, decreases due to operating loss expirations and fluctuations in currency exchange rates. Management believes that it is more likely than not that the remaining net deferred tax assets will be fully realized.
Uncertain Tax Positions
The benefits of uncertain tax positions are recorded in the Company's Consolidated Financial Statements only after determining a more likely than not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.
As of January 31, 2015 and 2014, the amount of unrecognized tax benefits related to continuing operations was $838 million and $763 million, respectively. The amount of unrecognized tax benefits that would affect the Company's effective income tax rate was $763 million and $698 million for January 31, 2015 and 2014, respectively.
A reconciliation of unrecognized tax benefits from continuing operations was as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Unrecognized tax benefits, beginning of year	$763	$818	$611
Increases related to prior year tax positions	7	41	88
Decreases related to prior year tax positions	(17)	(112)	(232)
Increases related to current year tax positions	174	133	431
Settlements during the period	(89)	(117)	(80)
Lapse in statutes of limitations	—	—	—
Unrecognized tax benefits, end of year	$838	$763	$818

The Company classifies interest and penalties related to uncertain tax benefits as interest expense and as operating, selling, general and administrative expenses, respectively. During fiscal 2015, 2014 and 2013, the Company recognized interest and penalty expense (benefit) related to uncertain tax positions of $18 million, $(7) million and $2 million, respectively. As of January 31, 2015 and 2014, accrued interest related to uncertain tax positions of $57 million and $40 million, respectively, was recorded in the Company's Consolidated Balance Sheets. The Company did not have any accrued penalties recorded for income taxes as of January 31, 2015 or 2014.
During the next twelve months, it is reasonably possible that tax audit resolutions could reduce unrecognized tax benefits by between $50 million and $350 million, either because the tax positions are sustained on audit or because the Company agrees to their disallowance. The Company is focused on resolving tax audits as expeditiously as possible. As a result of these efforts, unrecognized tax benefits could potentially be reduced beyond the provided range during the next twelve months. The Company does not expect any change to have a significant impact to its Consolidated Financial Statements.
The Company remains subject to income tax examinations for its U.S. federal income taxes generally for fiscal 2013 through 2015. The Company also remains subject to income tax examinations for international income taxes for fiscal 2000 through 2015, and for U.S. state and local income taxes generally for the fiscal years ended 2006 through 2015.
Other Taxes
The Company is subject to tax examinations for payroll, value added, sales-based and other non-income taxes. A number of these examinations are ongoing in various jurisdictions, including Brazil. In certain cases, the Company has received assessments from the respective taxing authorities in connection with these examinations. Where a probable loss has occurred, the Company has made accruals, which are reflected in the Company's Consolidated Financial Statements. While the possible losses or range of possible losses associated with these matters are individually immaterial, a group of related matters, if decided adversely to the Company, could result in a liability material to the Company's Consolidated Financial Statements.